STATEMENTS OF CASH FLOWS (FY)	10 Months Ended
Dec. 31, 2019 USD ($)
Cash Flows from Operating Activities:
Net income	$ 1,403,487
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(2,338,057)
Changes in operating assets and liabilities:
Prepaid expenses	(102,712)
Prepaid income taxes	(41,921)
Accrued expenses	366,561
Net cash used in operating activities	(712,642)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(250,000,000)
Cash withdrawn from Trust Account to pay taxes and regulatory compliance costs	472,116
Net cash provided by (used in) investing activities	(249,527,884)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds from sale of Units, net of underwriting discounts paid	245,445,500
Proceeds from sale of Private Placement Warrants	6,954,500
Proceeds from promissory notes - related party	175,000
Repayment of promissory notes - related party	(175,000)
Payment of offering costs	(578,213)
Net cash provided by financing activities	251,846,787
Net Change in Cash	1,606,261
Cash - Beginning	0
Cash - Ending	1,606,261
Supplemental cash flow information:
Cash paid for income taxes	415,000
Non-cash investing and financing activities:
Initial classification of common stock subject to possible redemption	238,875,410
Change in value of common stock subject to possible redemption	1,404,483
Deferred underwriting fee payable	$ 7,970,375